Equity - Dividends declared and paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Dividends declared and paid	$ (20,149)	$ (21,189)	$ (6,160)
Dividend 2023 [Member]
Disclosure of classes of share capital [line items]
Dividends declared and paid	(18,542)
Dividend 2023 [Member] | Annual General Meeting [Member]
Disclosure of classes of share capital [line items]
Dividends declared and paid	$ (20,067)
Dividends paid, ordinary shares per share	$ 0.073
Dividend 2022 [Member]
Disclosure of classes of share capital [line items]
Dividends declared and paid		(18,542)
Dividend 2022 [Member] | Annual General Meeting [Member]
Disclosure of classes of share capital [line items]
Dividends declared and paid		$ (20,067)
Dividends paid, ordinary shares per share		$ 0.073
Treasury shares [member] | Dividend 2023 [Member] | Annual General Meeting [Member]
Disclosure of classes of share capital [line items]
Dividends declared and paid	$ (1,525)
Treasury shares [member] | Dividend 2022 [Member] | Annual General Meeting [Member]
Disclosure of classes of share capital [line items]
Dividends declared and paid		$ (1,525)